RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Commercial property revenue	$ 5,043	$ 4,192	$ 3,624
Participating loan interests (including fair value gains, net)	17	27	32
Interest expense on debt obligations	2,464	1,967	1,681
General and administrative expense	1,032	614	569
Affiliated entities
Disclosure of transactions between related parties [line items]
Commercial property revenue	22	19	20
Management fee income	5	6	5
Participating loan interests (including fair value gains, net)	53	86	61
Interest expense on debt obligations	44	29	28
Interest on capital securities held by Brookfield Asset Management	64	83	76
General and administrative expense	192	204	212
Construction costs	$ 397	$ 295	$ 266